PGOF-P39 09/25

SUPPLEMENT DATED SEPTEMBER 30, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2025, the following footnote is added to all references to Gerard Sullivan in each fund’s Summary Prospectus, Prospectus and SAI:

* Mr. Sullivan is anticipated to retire and step down as a member of the fund’s portfolio management team on or about December 31, 2025.

Schedule A

Putnam Core Equity Fund
Putnam VT Core Equity Fund

Shareholders should retain this Supplement for future reference.